UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09521

AMG FUNDS

(Exact name of registrant as specified in charter)

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Address of principal executive offices) (Zip code)

AMG Funds LLC

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: February 28th

Date of reporting period: MAY 31, 2017 (1st Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

AMG Systematic Large Cap Value Fund

Schedule of Portfolio Investments

May 31, 2017 (unaudited)

	Shares	Value
Common Stocks—98.0%
Consumer Discretionary—7.4%
Burlington Stores, Inc.*	345	$33,758
CBS Corp., Class B Non-voting	1,935	118,248
D.R. Horton, Inc.	1,190	38,901
Delphi Automotive PLC	1,560	137,233
General Motors Co.	2,505	84,995
Las Vegas Sands Corp.	1,435	84,852
Lowe’s Cos., Inc.	1,470	115,792
PVH Corp.	1,800	190,710
Twenty-First Century Fox, Inc., Class A	5,980	162,178
Total Consumer Discretionary		966,667
Consumer Staples—4.0%
Conagra Brands, Inc.	3,030	116,776
CVS Health Corp.	1,495	114,861
Pinnacle Foods, Inc.	1,445	90,038
Walgreens Boots Alliance, Inc.	2,430	196,879
Total Consumer Staples		518,554
Energy—10.1%
Chesapeake Energy Corp.*,1	13,000	65,780
Chevron Corp.	2,735	283,018
Devon Energy Corp.	6,235	211,865
Energen Corp.*	3,395	193,651
Kinder Morgan, Inc.	5,095	95,582
National Oilwell Varco, Inc.	2,465	80,532
Noble Energy, Inc.	3,560	102,136
Tesoro Corp.	1,085	90,315
Valero Energy Corp.	1,900	116,793
Weatherford International PLC*,1	14,365	68,952
Total Energy		1,308,624
Financials—27.4%
American Express Co.	2,070	159,266
Bank of America Corp.	26,375	591,064
Citigroup, Inc.	7,220	437,099
Citizens Financial Group, Inc.	2,635	89,854
Discover Financial Services	1,235	72,495
E*TRADE Financial Corp.*	3,430	118,712
JPMorgan Chase & Co.	5,378	441,803
KeyCorp	15,295	267,204
Lincoln National Corp.	1,510	98,120
MetLife, Inc.	4,885	247,132

	Shares	Value
Morgan Stanley	5,100	$212,874
Northern Trust Corp.	1,325	115,858
The PNC Financial Services Group, Inc.	2,655	315,149
SunTrust Banks, Inc.	2,385	127,287
Unum Group	3,455	155,406
XL Group, Ltd.	2,480	108,351
Total Financials		3,557,674
Health Care—12.7%
Aetna, Inc.	740	107,196
Amgen, Inc.	925	143,597
Anthem, Inc.	555	101,204
Baxter International, Inc.	1,355	80,365
Boston Scientific Corp.*	4,370	118,121
Celgene Corp.*	1,170	133,860
Eli Lilly & Co.	1,105	87,925
Johnson & Johnson	2,640	338,580
McKesson Corp.	425	69,313
Merck & Co., Inc.	5,415	352,571
Pfizer, Inc.	2,135	69,708
Quest Diagnostics, Inc.	510	55,473
Total Health Care		1,657,913
Industrials—8.2%
Allison Transmission Holdings, Inc.	2,430	94,090
American Airlines Group, Inc.	4,930	238,661
Caterpillar, Inc.	975	102,794
Cummins, Inc.	1,080	170,316
Deere & Co.	720	88,171
Eaton Corp. PLC	1,335	103,302
Emerson Electric Co.	1,475	87,202
KBR, Inc.	7,545	102,838
Pentair PLC	1,215	80,457
Total Industrials		1,067,831
Information Technology—15.4%
Activision Blizzard, Inc.	1,170	68,539
Advanced Micro Devices, Inc.*,1	3,790	42,410
Alphabet, Inc., Class C*	98	94,556
Analog Devices, Inc.	1,200	102,912
Apple, Inc.	650	99,294
Applied Materials, Inc.	3,625	166,315
Coherent, Inc.*	200	49,630
Lam Research Corp.	755	117,153

The accompanying notes are an integral part of these financial statements.

AMG Systematic Large Cap Value Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology—15.4% (continued)
Leidos Holdings, Inc.	930	$51,671
Micron Technology, Inc.*	9,445	290,623
Microsoft Corp.	4,935	344,660
Oracle Corp.	2,060	93,503
Seagate Technology PLC	3,420	149,009
STMicroelectronics NV	4,350	71,645
Western Digital Corp.	2,870	258,472
Total Information Technology		2,000,392
Materials—5.9%
Albemarle Corp.	600	68,160
Alcoa Corp.	4,435	146,089
The Chemours Co.	2,400	95,976
The Dow Chemical Co.	3,000	185,880
FMC Corp.	1,105	83,284
Freeport-McMoRan, Inc.*	7,805	89,679
WestRock Co.	1,910	103,942
Total Materials		773,010
Real Estate—2.4%
CBRE Group, Inc., Class A*	6,050	211,024
Host Hotels & Resorts, Inc., REIT	5,470	98,405
Total Real Estate		309,429
Telecommunication Services—2.9%
AT&T, Inc.	3,710	142,946
Sprint Corp.*	13,115	111,346
T-Mobile US, Inc.*	1,845	124,390
Total Telecommunication Services		378,682
Utilities—1.6%
Ameren Corp.	400	22,700
Exelon Corp.	5,075	184,273
Total Utilities		206,973
Total Common Stocks (cost $9,922,487)		12,745,749

	Principal Amount	Value
Short-Term Investments—2.1%
Repurchase Agreements—1.1%[2]
Cantor Fitzgerald Securities, Inc., dated 05/31/17, due 06/01/17, 0.820% total to be received $142,100 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.000%, 05/21/18 - 03/20/67, totaling $142,845)	$142,097	$142,097

	Shares
Other Investment Companies—1.0%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.70%[3]	133,529	133,529
Total Short-Term Investments (cost $275,626)		275,626
Total Investments—100.1% (cost $10,198,113)		13,021,375
Other Assets, less Liabilities—(0.1)%		(9,954)
Net Assets—100.0%		$13,011,421

The accompanying notes are an integral part of these financial statements.

AMG Systematic Mid Cap Value Fund

Schedule of Portfolio Investments (unaudited)

May 31, 2017

	Shares	Value
Common Stocks—99.1%
Consumer Discretionary—10.4%
Aramark	19,890	$741,101
CBS Corp., Class B Non-Voting	9,530	582,378
The Children’s Place, Inc.	7,050	762,810
Lions Gate Entertainment Corp., Class B*	37,335	944,202
Newell Brands, Inc.	20,085	1,063,501
PVH Corp.	19,186	2,032,757
Toll Brothers, Inc.	49,550	1,828,890
Visteon Corp.*	10,245	1,027,471
Wolverine World Wide, Inc.	18,325	476,450
Total Consumer Discretionary		9,459,560
Consumer Staples—3.7%
Pinnacle Foods, Inc.	35,440	2,208,266
US Foods Holding Corp.*	39,025	1,169,189
Total Consumer Staples		3,377,455
Energy—10.9%
Arch Coal, Inc., Class A1	12,990	919,302
Energen Corp.*	35,205	2,008,093
Hess Corp.	30,830	1,414,789
Oasis Petroleum, Inc.*	90,300	881,328
Precision Drilling Corp.*	443,675	1,610,540
SM Energy Co.[1]	52,675	893,895
Tesoro Corp.	11,855	986,810
US Silica Holdings, Inc.	17,220	654,360
WPX Energy, Inc.*	44,080	476,946
Total Energy		9,846,063
Financials—14.0%
Athene Holding, Ltd., Class A*	19,620	966,874
Citizens Financial Group, Inc.	65,505	2,233,720
E*TRADE Financial Corp.*	22,645	783,743
FNB Corp./PA	98,440	1,299,408
KeyCorp	48,210	842,229
Lazard, Ltd., Class A	42,185	1,877,232
Northern Trust Corp.	9,880	863,907
Unum Group	38,575	1,735,104
XL Group, Ltd.	17,490	764,138
Zions Bancorporation	32,410	1,298,669
Total Financials		12,665,024
Health Care—7.4%
Baxter International, Inc.	30,995	1,838,313

	Shares	Value
Boston Scientific Corp.*	37,380	$1,010,381
Envision Healthcare Corp.*	26,120	1,426,413
HealthSouth Corp.	19,720	893,908
ICON PLC*	7,225	679,872
PerkinElmer, Inc.	9,960	628,078
Tivity Health, Inc.*	6,525	221,524
Total Health Care		6,698,489
Industrials—12.4%
ABM Industries, Inc.	8,775	377,676
AGCO Corp.	9,350	598,680
Atlas Air Worldwide Holdings, Inc.*	19,795	964,016
Crane Co.	21,040	1,632,283
Cummins, Inc.	6,195	976,952
Eaton Corp. PLC	6,030	466,601
GATX Corp.[1]	22,075	1,313,021
KBR, Inc.	125,650	1,712,610
ManpowerGroup, Inc.	4,805	489,485
Oshkosh Corp.	16,160	1,020,019
United Continental Holdings, Inc.*	21,765	1,734,018
Total Industrials		11,285,361
Information Technology—13.8%
Analog Devices, Inc.	8,145	698,515
Barracuda Networks, Inc.*	60,025	1,315,748
Belden, Inc.	15,405	1,093,755
Lam Research Corp.	3,317	514,699
Leidos Holdings, Inc.	22,250	1,236,210
Micron Technology, Inc.*	86,225	2,653,143
Microsemi Corp.*	26,315	1,292,330
NetApp, Inc.	22,865	925,804
Orbotech, Ltd.*	10,845	386,950
Teradyne, Inc.	19,045	677,050
Versum Materials, Inc.	30,170	936,477
Western Digital Corp.	5,640	507,938
Xilinx, Inc.	4,630	308,867
Total Information Technology		12,547,486
Materials—9.0%
Agrium, Inc.	7,585	700,323
Alcoa Corp.	54,785	1,804,618
Avery Dennison Corp.	12,635	1,064,625
Commercial Metals Co.	51,535	932,784
Freeport-McMoRan, Inc.*	46,025	528,827

The accompanying notes are an integral part of these financial statements.

AMG Systematic Mid Cap Value Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Materials—9.0% (continued)
Huntsman Corp.	57,395	$1,371,740
International Paper Co.	12,775	675,542
Trinseo, S.A.	8,315	535,902
WestRock Co.	10,245	557,533
Total Materials		8,171,894
Real Estate—9.7%
CBRE Group, Inc., Class A*	25,083	874,895
DuPont Fabros Technology, Inc., REIT	7,303	398,963
EPR Properties, REIT	26,560	1,883,370
Gaming and Leisure Properties, Inc., REIT	32,810	1,204,455
Host Hotels & Resorts, Inc., REIT	57,840	1,040,542
Medical Properties Trust, Inc., REIT	51,230	663,428
Piedmont Office Realty Trust, Inc., Class A, REIT	52,975	1,122,540
SL Green Realty Corp., REIT	16,320	1,648,810
Total Real Estate		8,837,003
Utilities—7.8%
Ameren Corp.	29,805	1,691,434
Entergy Corp.	4,495	355,375
Exelon Corp.	51,386	1,865,826
PG&E Corp.	10,620	726,196
Public Service Enterprise Group, Inc.	54,710	2,457,026
Total Utilities		7,095,857
Total Common Stocks (cost $83,037,204)		89,984,192

	Principal Amount	Value
Short-Term Investments—3.1%
Repurchase Agreements—2.2%[2]
Cantor Fitzgerald Securities, Inc., dated 05/31/17, due 06/01/17, 0.820% total to be received $1,000,023 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 06/15/17 - 03/20/67, totaling $1,020,000)	$1,000,000	$1,000,000
Citigroup Global Markets, Inc., dated 05/31/17, due 06/01/17, 0.890% total to be received $1,614 (collateralized by various U.S. Government Agency Obligations, 2.500% - 2.875%, 05/15/43 - 02/15/46, totaling $1,646)	1,614	1,614
HSBC Securities USA, Inc., dated 05/31/17, due 06/01/17, 0.770% total to be received $1,000,021 (collateralized by various U.S. Government Agency Obligations, 0.000% - 2.125%, 11/24/17 - 08/31/22, totaling $1,020,004)	1,000,000	1,000,000
Total Repurchase Agreements		2,001,614

	Shares
Other Investment Companies—0.9%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.70%[3]	835,835	835,835
Total Short-Term Investments (cost $2,837,449)		2,837,449
Total Investments—102.2% (cost $85,874,653)		92,821,641
Other Assets, less Liabilities—(2.2)%		(1,993,886)
Net Assets—100.0%		$90,827,755

The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At May 31, 2017, the approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax were as follows:

Fund	Cost	Appreciation	Depreciation	Net
AMG Systematic Large Cap Value Fund	$10,568,526	$2,642,221	$(189,372)	$2,452,849
AMG Systematic Mid Cap Value Fund	91,710,121	4,892,040	(3,780,520)	1,111,520

*	Non-income producing security.
[1]	Some or all of these securities were out on loan to various brokers as of May 31, 2017, amounting to the following:

Fund	Market Value	% of Net Assets
AMG Systematic Large Cap Value Fund	$136,894	1.1%
AMG Systematic Mid Cap Value Fund	1,954,078	2.2%

[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[3]	Yield shown represents the May 31, 2017, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and

Notes to Schedules of Portfolio Investments (continued)

refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1—inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2—other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3—inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments are not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following tables summarizes the inputs used to value the Funds’ investments by the fair value hierarchy levels as of May 31, 2017:

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Systematic Large Cap Value Fund
Investments in Securities
Common Stocks†	$12,745,749	—	—	$12,745,749
Short-Term Investments
Repurchase Agreements	—	$142,097	—	142,097
Other Investment Companies	133,529	—	—	133,529

Total Investments in Securities	$12,879,278	$142,097	—	$13,021,375

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Systematic Mid Cap Value Fund
Investments in Securities
Common Stocks†	$89,984,192	—	—	$89,984,192
Short-Term Investments
Repurchase Agreements	—	$2,001,614	—	2,001,614
Other Investment Companies	835,835	—	—	835,835

Total Investments in Securities	$90,820,027	$2,001,614	—	$92,821,641

†	All common stocks held in the Funds are Level 1 securities. For a detailed breakout of the common stocks by major industry classification, please refer to the respective Schedule of Portfolio Investments.

As of May 31, 2017, the Funds had no transfers between levels from the beginning of the reporting period.

INVESTMENT DEFINITIONS AND ABBREVIATIONS:

REIT: Real Estate Investment Trust

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS

By: /s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date: July 13, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date: July 13, 2017

By: /s/ Donald S. Rumery
Donald S. Rumery, Principal Financial Officer

Date: July 13, 2017